Summary of Significant Accounting Policies - Summary of Reconciliation of Lease Liabilities (Detail) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2018
Significant Accounting Policies [Abstract]
Lease obligations in accordance with IAS 17 at December 31, 2018			$ 60,451
Leases not commenced at January 1, 2019	$ (929)
Exemption for short-term leases	(133)
Lease extension options	34,841
Other	1,149
Obligations from lease arrangements (undiscounted)	95,379
Effect of discounting	(57,672)
Lease liability recognized as of January 1, 2019	$ 37,707	$ 170,062